SCHEDULE OF SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares
IfrsStatementLineItems [Line Items]
At beginning of financial year | shares	11,529,328	11,529,328	8,444,460
Conversion from convertible loans			$ 672,499
Warrant exercised		$ 10,672
Issuance of ordinary shares | shares			2,412,369
At end of financial year | shares	11,540,000	11,540,000	11,529,328
Balance		$ 11,244,155	$ 586,298
Balance	$ 6,619,667	9,043,789	11,244,155
Additional paid-in capital [member]
IfrsStatementLineItems [Line Items]
Balance		23,720,020	8,913,005
Conversion from convertible loans			3,499,991
Issuance of ordinary shares			11,307,024
Issuance of ordinary shares from the exercise of warrants		73,930
Balance		$ 23,793,950	$ 23,720,020